Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other expenses
Administrative	$ 4,142	$ 5,560	$ 6,391
Professional services	3,316	3,487	4,293
Maintenance and repairs	2,081	1,770	2,912
Regulatory Fees	964	994	1,246
Rental - office and equipment	575	658	2,913
Advertising and marketing	100	290	337
Other	344	180	379
Total	$ 11,522	$ 12,939	$ 18,471